Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Convertible Securities Fund	7/1/2018
Columbia Large Cap Enhanced Core Fund	7/1/2018
Columbia Large Cap Growth Fund III	7/1/2018
Columbia Overseas Value Fund	7/1/2018
Columbia Select Global Growth Fund	7/1/2018
Columbia Select International Equity Fund	7/1/2018
Columbia Select Large Cap Equity Fund	7/1/2018
Columbia Select Mid Cap Value Fund	7/1/2018
Columbia Short Term Bond Fund	8/1/2018
Columbia Small Cap Index Fund	7/1/2018
Columbia Funds Series Trust I
Columbia Adaptive Risk Allocation Fund	10/1/2018
Columbia Alternative Beta Fund	10/1/2018
Columbia AMT-Free Intermediate Muni Bond Fund	3/1/2018
Columbia Balanced Fund	1/1/2018
Columbia Bond Fund	9/1/2018
Columbia Contrarian Core Fund	1/1/2018
Columbia Corporate Income Fund	9/1/2018
Columbia Disciplined Small Core Fund	1/1/2018
Columbia Dividend Income Fund	10/1/2018
Columbia Emerging Markets Fund	1/1/2018
Columbia Global Dividend Opportunity Fund	1/1/2018
Columbia Global Energy and Natural Resources Fund	1/1/2018
Columbia Global Technology Growth Fund	1/1/2018
Columbia Greater China Fund	1/1/2018
Columbia Large Cap Growth Fund (Classes A, Adv, C, Inst, Inst2, Inst3, R, T, & V)	11/1/2017
Columbia Mid Cap Growth Fund	1/1/2018
Columbia Multi-Asset Income Fund	9/1/2018
Columbia Pacific/Asia Fund	8/1/2018
Columbia Real Estate Equity Fund	5/1/2018
Columbia Select Large Cap Growth Fund	8/1/2018
Columbia Small Cap Growth Fund I	1/1/2018
Columbia Small Cap Value Fund I	9/1/2018
Columbia Strategic Income Fund	1/1/2018
Columbia Total Return Bond Fund	9/1/2018
Columbia U.S. Treasury Index Fund	9/1/2018
Columbia Funds Series Trust II
Columbia Commodity Strategy Fund	10/1/2018
Columbia Contrarian Europe Fund	3/1/2018
Columbia Disciplined Core Fund	11/1/2017
Columbia Disciplined Growth Fund	11/1/2017
Columbia Disciplined Value Fund	11/1/2017
Columbia Dividend Opportunity Fund	10/1/2018
Columbia Emerging Markets Bond Fund	1/1/2018
Columbia Flexible Capital Income Fund	10/1/2018
Columbia Floating Rate Fund	11/1/2017
Columbia Global Bond Fund	3/1/2018
Columbia Global Equity Value Fund	7/1/2018
Columbia Global Opportunities Fund	11/1/2017
Columbia Government Money Market Fund	11/1/2017
Columbia High Yield Bond Fund	10/1/2018
Columbia Income Builder Fund	6/1/2018
Columbia Income Opportunities Fund	11/1/2017
Columbia Inflation Protected Securities Fund	11/1/2017
Columbia Large Cap Value Fund	10/1/2018
Columbia Limited Duration Credit Fund	11/1/2017
Columbia Mortgage Opportunities Fund	10/1/2018
Columbia Quality Income Fund	10/1/2018
Columbia Select Global Equity Fund	3/1/2018
Columbia Select Large Cap Value Fund	10/1/2018
Columbia Seligman Communications & Information Fund	10/1/2018
Columbia Small/Mid Cap Value Fund	10/1/2018
Columbia Strategic Municipal Income Fund	11/1/2017
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST | Columbia Convertible Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Convertible Securities Fund	7/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST | Columbia Large Cap Enhanced Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Large Cap Enhanced Core Fund	7/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST | Columbia Large Cap Growth Fund III
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Large Cap Growth Fund III	7/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST | Columbia Overseas Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Overseas Value Fund	7/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST | Columbia Select Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Select Global Growth Fund	7/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST | Columbia Select International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Select International Equity Fund	7/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST | Columbia Select Large Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Select Large Cap Equity Fund	7/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST | Columbia Select Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Select Mid Cap Value Fund	7/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST | Columbia Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Short Term Bond Fund	8/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST | Columbia Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Small Cap Index Fund	7/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST I | Columbia Adaptive Risk Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Adaptive Risk Allocation Fund	10/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST I | Columbia Alternative Beta Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Alternative Beta Fund	10/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST I | Columbia AMT-Free Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia AMT-Free Intermediate Muni Bond Fund	3/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST I | Columbia Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Balanced Fund	1/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST I | Columbia Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Bond Fund	9/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST I | Columbia Contrarian Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Contrarian Core Fund	1/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST I | Columbia Corporate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Corporate Income Fund	9/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST I | Columbia Disciplined Small Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Disciplined Small Core Fund	1/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST I | Columbia Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Dividend Income Fund	10/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST I | Columbia Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Emerging Markets Fund	1/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST I | Columbia Global Dividend Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Global Dividend Opportunity Fund	1/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST I | Columbia Global Energy and Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Global Energy and Natural Resources Fund	1/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST I | Columbia Global Technology Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Global Technology Growth Fund	1/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST I | Columbia Greater China Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Greater China Fund	1/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST I | Columbia Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Large Cap Growth Fund (Classes A, Adv, C, Inst, Inst2, Inst3, R, T, & V)	11/1/2017
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST I | Columbia Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Mid Cap Growth Fund	1/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST I | Columbia Multi-Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Multi-Asset Income Fund	9/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST I | Columbia Pacific/Asia Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Pacific/Asia Fund	8/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST I | Columbia Real Estate Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Real Estate Equity Fund	5/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST I | Columbia Select Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Select Large Cap Growth Fund	8/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST I | Columbia Small Cap Growth Fund I
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Small Cap Growth Fund I	1/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST I | Columbia Small Cap Value Fund I
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Small Cap Value Fund I	9/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST I | Columbia Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Strategic Income Fund	1/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST I | Columbia Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Total Return Bond Fund	9/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

COLUMBIA FUNDS SERIES TRUST I | Columbia U.S. Treasury Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia U.S. Treasury Index Fund	9/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

Columbia Funds Series Trust II | Columbia Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Commodity Strategy Fund	10/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

Columbia Funds Series Trust II | Columbia Contrarian Europe Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Contrarian Europe Fund	3/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

Columbia Funds Series Trust II | Columbia Disciplined Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Disciplined Core Fund	11/1/2017
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

Columbia Funds Series Trust II | Columbia Disciplined Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Disciplined Growth Fund	11/1/2017
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

Columbia Funds Series Trust II | Columbia Disciplined Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Disciplined Value Fund	11/1/2017
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

Columbia Funds Series Trust II | Columbia Dividend Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Dividend Opportunity Fund	10/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

Columbia Funds Series Trust II | Columbia Emerging Markets Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Emerging Markets Bond Fund	1/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

Columbia Funds Series Trust II | Columbia Flexible Capital Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Flexible Capital Income Fund	10/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

Columbia Funds Series Trust II | Columbia Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Floating Rate Fund	11/1/2017
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

Columbia Funds Series Trust II | Columbia Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Global Bond Fund	3/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

Columbia Funds Series Trust II | Columbia Global Equity Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Global Equity Value Fund	7/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

Columbia Funds Series Trust II | Columbia Global Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Global Opportunities Fund	11/1/2017
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

Columbia Funds Series Trust II | Columbia Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Government Money Market Fund	11/1/2017
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

Columbia Funds Series Trust II | Columbia High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia High Yield Bond Fund	10/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

Columbia Funds Series Trust II | Columbia Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Income Builder Fund	6/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

Columbia Funds Series Trust II | Columbia Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Income Opportunities Fund	11/1/2017
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

Columbia Funds Series Trust II | Columbia Inflation Protected Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Inflation Protected Securities Fund	11/1/2017
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

Columbia Funds Series Trust II | Columbia Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Large Cap Value Fund	10/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

Columbia Funds Series Trust II | Columbia Limited Duration Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Limited Duration Credit Fund	11/1/2017
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

Columbia Funds Series Trust II | Columbia Mortgage Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Mortgage Opportunities Fund	10/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

Columbia Funds Series Trust II | Columbia Quality Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Quality Income Fund	10/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

Columbia Funds Series Trust II | Columbia Select Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Select Global Equity Fund	3/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

Columbia Funds Series Trust II | Columbia Select Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Select Large Cap Value Fund	10/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

Columbia Funds Series Trust II | Columbia Seligman Communications and Information Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Seligman Communications & Information Fund	10/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

Columbia Funds Series Trust II | Columbia Small/Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Small/Mid Cap Value Fund	10/1/2018
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.

Columbia Funds Series Trust II | Columbia Strategic Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Strategic Municipal Income Fund	11/1/2017
Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.